Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 13.5%
Ferrari NV	131,852	$27,778,032
Stellantis NV	2,678,443	53,013,526
		80,791,558
Banks — 20.1%
FinecoBank Banca Fineco SpA(a)	945,849	15,824,685
Intesa Sanpaolo SpA	22,035,744	64,897,666
Mediobanca Banca di Credito Finanziario SpA(a)	1,031,172	12,257,983
UniCredit SpA	2,127,919	27,216,078
		120,196,412
Beverages — 2.0%
Davide Campari-Milano NV	939,427	12,116,282

Diversified Financial Services — 2.5%
EXOR NV	172,544	14,745,908

Diversified Telecommunication Services — 2.5%
Infrastrutture Wireless Italiane SpA(b)	584,893	6,526,212
Telecom Italia SpA/Milano	16,387,958	8,752,140
		15,278,352
Electric Utilities — 20.8%
Enel SpA	10,998,712	107,912,118
Terna SPA.	2,137,515	16,275,793
		124,187,911
Electrical Equipment — 2.2%
Prysmian SpA	391,657	13,474,135

Energy Equipment & Services — 1.6%
Tenaris SA	843,030	9,599,775

Gas Utilities — 3.0%
Snam SpA	3,070,385	17,982,758

Health Care Equipment & Supplies — 1.3%
DiaSorin SpA	42,863	7,553,379

Health Care Providers & Services — 1.6%
Amplifon SpA.	206,348	9,785,591

Insurance — 6.3%
Assicurazioni Generali SpA	1,234,754	25,313,803
Poste Italiane SpA(b)	867,151	12,221,671
		37,535,474
IT Services — 2.3%
Nexi SpA(a)(b)	678,784	13,672,878

Machinery — 4.4%
CNH Industrial NV	1,538,605	26,510,373

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.8%
Eni SpA	3,309,547	$40,508,052

Pharmaceuticals — 1.6%
Recordati Industria Chimica e Farmaceutica SpA.	170,919	9,463,629

Textiles, Apparel & Luxury Goods — 3.5%
Moncler SpA	299,851	21,212,938

Transportation Infrastructure — 2.5%
Atlantia SpA(a)(c)	763,380	14,967,595

Total Common Stocks — 98.5%
(Cost: $582,586,072)	.	589,583,000

Preferred Stocks

Diversified Telecommunication Services — 1.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	11,357,854	6,483,507

Total Preferred Stocks — 1.1%
(Cost: $7,337,351)	.	6,483,507

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	6,637	6,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	390,000	390,000
		396,641
Total Short-Term Investments — 0.1%
(Cost: $396,640)		396,641

Total Investments in Securities — 99.7%
(Cost: $590,320,063)		596,463,148

Other Assets, Less Liabilities — 0.3%		1,829,064

NetAssets — 100.0%		$598,292,212

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$6,640	(a)	$—	$—	$1	$6,641	6,637	$1	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	290,000	(a)	—	—	—	390,000	390,000	55		—
					$—	$1	$396,641		$56		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index.	13	06/18/21	$1,995	$22,092

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$589,583,000	$—	$589,583,000
Preferred Stocks	—	6,483,507	—	6,483,507
Money Market Funds	396,641	—	—	396,641
	$396,641	$596,066,507	$—	$596,463,148
Derivative financial instruments(a)
Assets
Futures Contracts	$22,092	$—	$—	$22,092

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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